FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income	Net income
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other comprehensive income (loss)	Other comprehensive income (loss)
Policyholder Account Balance – Embedded Derivative [Member]
Liabilities
Beginning balance	$ (872)	$ (726)
Acquisition from business combination	0	0
Derecognition	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(204)	(96)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	0	0
Sales	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	49	0
Premiums less benefits	(96)	(50)
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	(1,123)	(872)
Funds withheld for reinsurance liabilities – embedded derivative
Liabilities
Funds withheld for reinsurance liabilities – embedded derivative, beginning balance	0	0
Acquisition from business combination	0	0
Derecognition	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(37)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	0	0
Sales	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	0	0
Premiums less benefits	0	0
Transfers into Level 3	0
Transfers out of Level 3	0
Funds withheld for reinsurance liabilities – embedded derivative, ending balance	(37)	0
Invested assets
Assets
Beginning balance	4,447	2,489
Acquisition from business combination	4,288	47
Derecognition	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(38)	(171)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	94	389
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	3,132	6,304
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(350)	(4,611)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(935)	0
Premiums less benefits	0	0
Transfers into Level 3	367
Transfers out of Level 3	(912)
Ending balance	10,093	4,447
Derivative assets
Assets
Beginning balance	227	121
Acquisition from business combination	0	0
Derecognition	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	125	109
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	147	133
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(276)	(136)
Premiums less benefits	0	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	223	227
Reinsurance funds withheld – embedded derivative
Assets
Beginning balance	(46)	154
Acquisition from business combination	0	0
Derecognition	(196)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	260	(200)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0
Premiums less benefits	0	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	$ 18	$ (46)